Interests in associates, joint ventures and other investments	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Interests in associates, joint ventures and other investments
16. Interests in associates, joint ventures and other investments
The movements in 2022 and 2021 were as follows:

	Interests in associates and joint ventures	Other investments
	£m	£m
1 January 2021	330.7	387.3
Additions	93.6	5.9
Earnings from associates - after interest and tax	23.8	—
Share of other comprehensive income of associate undertakings	13.5	—
Dividends	(53.4)	—
Other movements	(0.2)	—
Exchange adjustments	(22.5)	—
Disposals	(4.8)	(31.9)
Reclassification from subsidiaries	4.2	—
Revaluation of other investments through profit or loss	—	(7.5)
Revaluation of other investments through other comprehensive income	—	(35.5)
Amortisation of other intangible assets	(0.5)	—
Reversal of write-downs	28.5	—
31 December 2021	412.9	318.3
Additions	4.4	5.1
Loss from associates - after interest and tax	(60.4)	—
Share of other comprehensive income of associate undertakings	51.2	—
Dividends	(37.6)	—
Other movements	2.9	—
Exchange adjustments	17.1	—
Disposals	(9.6)	(16.0)
Reclassification to subsidiaries	(5.9)	—
Reclassification from associates to other investments	(22.5)	61.6
Revaluation of other investments through profit or loss	—	23.1
Revaluation of other investments through other comprehensive income	—	(22.3)
Amortisation of other intangible assets	(0.2)	—
Write-downs	(47.2)	—
31 December 2022	305.1	369.8
Interests in joint ventures are immaterial and none of the Group's associates are individually material at 31 December 2022.
The investments included above as “other investments” represent investments in equity securities that present the Group with opportunity for return through dividend income and trading gains. They have no fixed maturity or coupon rate. The fair values of the listed securities are based on quoted market prices. For unlisted securities, where market value is not available, the Group has estimated relevant fair values on the basis of information from outside sources.
The carrying values of the Group’s associates and joint ventures are reviewed for impairment in accordance with the Group’s accounting policies.
Aggregate information of associates that are not individually material
The following table presents a summary of the aggregate financial performance of the Group’s associate undertakings and joint ventures.

	2022	2021	2020
	£m	£m	£m
(Loss)/earnings from associates - after interest and tax (note 4)	(60.4)	23.8	(136.0)
Share of other comprehensive income/(loss) of associate undertakings	51.2	13.5	(61.5)
Share of total comprehensive (loss)/income of associate undertakings	(9.2)	37.3	(197.5)
The application of equity accounting is ordinarily discontinued when the investment is reduced to zero and additional losses are not provided for unless the Group has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.
As at 31 December 2021, the cumulative share of unrecognised losses in relation to Imagina, an associate in Spain with the investment carrying value reduced to zero, were £23.0 million. In 2022, the Group partially disposed of its investment in Imagina resulting in its reclassification from interests in associates to other investments (within the scope of IFRS 9), designated as fair value through other comprehensive income. Refer to note 26 for further details on financial instruments held at fair value though other comprehensive income.
In the year ended 31 December 2022, share of losses of £29.5 million for the US and £33.8 million for Rest of World were not recognised in relation to Kantar, as the investment was reduced to zero.
At 31 December 2022, capital commitments contracted, but not provided for, in respect of interests in associates and other investments were £3.2 million (2021: £5.4 million).